Lord Abbett Corporate Bond Fund
Lord Abbett Corporate Bond Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek current income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 423 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Lord Abbett Corporate Bond Fund		Class A		Class C		Class R6	Class F	Class F3	Class I	Class R2	Class R3	Class R4	Class R5	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[1]	2.25%		none		none	none	none	none	none	none	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)		none	[2]	1.00%	[3]	none	none	none	none	none	none	none	none	none
[1]	A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lord Abbett Corporate Bond Fund		Class A		Class C		Class F		Class F3		Class I		Class R2		Class R3		Class R4		Class R5		Class R6		Class T
Management Fees		0.40%		0.40%		0.40%		0.40%		0.40%		0.40%		0.40%		0.40%		0.40%		0.40%		0.40%
Distribution and Service (12b-1) Fees		0.20%		1.00%	[1]	0.10%		none		none		0.60%		0.50%		0.25%		none		none		0.25%
Other Expenses		2.03%		2.03%		2.03%		1.92%		2.03%		2.03%		2.03%		2.03%		2.03%		1.92%		2.03%
Total Annual Fund Operating Expenses		2.63%	[2]	3.43%	[2]	2.53%	[2]	2.32%	[2]	2.43%	[2]	3.03%	[2]	2.93%	[2]	2.68%	[2]	2.43%	[2]	2.32%	[2]	2.68%
Fee Waiver and/or Expense Reimbursement	[3]	(1.95%)		(1.95%)		(1.95%)		(1.95%)		(1.95%)		(1.95%)		(1.95%)		(1.95%)		(1.95%)		(1.95%)		(1.95%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.68%		1.48%		0.58%		0.37%		0.48%		1.08%		0.98%		0.73%		0.48%		0.37%		0.73%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.
[2]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[3]	For the period from April 1, 2018 through March 31, 2019, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, to an annual rate of 0.37% for each of Class F3 and R6 and 0.48% for each other class. This agreement may be terminated only by the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares Are Redeemed
Expense Example - Lord Abbett Corporate Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	293	842	1,418	2,980
Class C	251	872	1,616	3,581
Class F	59	601	1,169	2,718
Class F3	38	536	1,062	2,505
Class I	49	570	1,118	2,617
Class R2	110	752	1,420	3,208
Class R3	100	722	1,370	3,112
Class R4	75	646	1,245	2,868
Class R5	49	570	1,118	2,617
Class R6	38	536	1,062	2,505
Class T	323	880	1,464	3,046

If Shares Are Not Redeemed
Expense Example No Redemption - Lord Abbett Corporate Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	293	842	1,418	2,980
Class C	151	872	1,616	3,581
Class F	59	601	1,169	2,718
Class F3	38	536	1,062	2,505
Class I	49	570	1,118	2,617
Class R2	110	752	1,420	3,208
Class R3	100	722	1,370	3,112
Class R4	75	646	1,245	2,868
Class R5	49	570	1,118	2,617
Class R6	38	536	1,062	2,505
Class T	323	880	1,464	3,046

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the period from April 19, 2017 (commencement of operations) to November 30, 2017, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate debt (or fixed income) securities and derivative instruments that are intended to provide economic exposure to such securities. Under normal conditions, the Fund invests substantially all of its assets in debt securities rated investment grade at the time of purchase or determined by Lord Abbett to be of comparable quality. Consistent with the composition of the Fund’s investable universe, it is expected that a substantial portion of the Fund’s portfolio will be invested in investment grade securities rated BBB/Baa by an independent rating agency or determined by Lord Abbett to be of comparable quality. The Fund may at times hold below investment grade securities (commonly referred to as “high-yield” or “junk” bonds) if the Fund purchased securities that were considered investment grade at their time of purchase and such securities subsequently are downgraded. The Fund may invest in:

•	Corporate debt securities of U.S. issuers; and

•	Corporate debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars.

The Fund may invest up to 20% of its net assets in other types of fixed income instruments, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may invest up to 15% of its net assets in securities that are illiquid at the time of investment.

The Fund does not have any maturity or duration restrictions and may invest in individual securities of any maturity or duration. The duration of a security takes into account the pattern of all payments of interest and principal on the security over time, including how these payments are affected by changes in interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund may invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures, other futures, and/or currency forwards to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons. The market value of derivatives providing economic exposure substantially similar to the securities referenced in the Fund’s 80% policy, as described above, will be counted for purposes of measuring the Fund’s compliance with its 80% policy.

The Fund buys and sells securities using a relative value-oriented investment process, meaning the Fund generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The Fund combines top-down and bottom-up analysis to construct its portfolio. Insights gained from fundamental analysis and proprietary valuation tools are used to determine security selection, industry exposure, and term structure. The Fund may engage in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. The Fund may, however, deviate entirely from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Although prices of debt securities tend to rise and fall less dramatically than those of equity securities, they may experience heightened volatility.

•

New Fund Risk: The Fund is recently organized. There can be no assurance that the Fund will reach or maintain a sufficient asset size to effectively implement its investment strategy. In addition, the Fund’s gross expense ratio may fluctuate during its initial operating period because of the Fund’s relatively smaller asset size and, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

•

Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bond investments. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

•

Credit Risk: Debt securities are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured debt securities have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. Below investment grade securities have a higher risk of default than investment grade securities, and their prices are much more volatile. Issuers of below investment grade securities generally are not as strong financially as those issuers with higher credit ratings, and are more likely to encounter financial difficulties, especially during periods of rising interest rates or other unfavorable economic or market conditions. Below investment grade securities are subject to the increased risk of an issuer’s inability to meet principal and interest obligations and a greater risk of default.

•

Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in the fixed income markets. Interest rate changes typically have a greater effect on the price of longer-term bonds, including inverse floaters, than on the price of shorter-term bonds. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. The Fund will be exposed to heightened interest rate risk as interest rates rise from historically low levels.

•

Liquidity/Redemption Risk: It may be difficult for the Fund to sell certain securities, including below investment grade securities, in a timely manner and at their stated value, which could result in losses to the Fund. In addition, the Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. As noted, the market for below investment grade securities generally is less liquid than the market for higher rated securities, subjecting them to greater price fluctuations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Illiquidity can be caused by a variety of factors, including economic conditions, events relating to the issuer, a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

•

Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support.

•

Foreign and Emerging Market Company Risk: Investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign securities also may subject the Fund’s investments to changes in currency rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered generally riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop.

•

Derivatives Risk: The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. The risks associated with derivatives include, among other things, the following:

•

The risk that the value of a derivative may not correlate with the value of the underlying asset, rate, or index in the manner anticipated by portfolio management team and may be more sensitive to changes in economic or market conditions than anticipated.

•	Derivatives may be difficult to value, especially under stressed or unforeseen market conditions.

•

The risk that the counterparty may fail to fulfill its contractual obligations under the derivative contract. Central clearing of derivatives is intended to decrease counterparty risk but does not eliminate it.

•

The Fund may be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its segregation requirements.

•

The risk that there will not be a liquid secondary trading market for the derivative, or that the Fund will otherwise be unable to sell or otherwise close a derivatives position when desired, exposing the Fund to additional losses.

•	Because derivatives generally involve a small initial investment relative to the risk assumed (known as leverage), derivatives can magnify the Fund’s losses and increase its volatility.
•

The Fund’s use of derivatives may affect the amount, timing, and character of distributions, and may cause the Fund to realize more short-term capital gain and ordinary income than if the Fund did not use derivatives.

Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful will depend on, among other things, the portfolio managers’ ability to correctly forecast market movements and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

•

High Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs, reduced investment performance, and higher taxes resulting from increased realized capital gains, including short-term capital gains taxable as ordinary income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

This prospectus does not show performance information for the Fund because the Fund is recently organized and has not completed a full calendar year of performance since it commenced operations on April 19, 2017. Performance for the Fund, which provides some indication of the risks of investing in the Fund, will vary from year to year. Performance information will be available at www.lordabbett.com or by calling 888-522-2388.